May 8, 2008

     BNY MELLON FUNDS TRUST
-BNY Mellon Intermediate U.S. Government Fund

Supplement to Prospectus dated March 31, 2008

The fund’s prospectus is to be used only in connection with the Combined Prospectus/Proxy Statement sent to shareholders of BNY Hamilton Intermediate Government Fund in respect of the proposed reorganization of that fund.

May 8, 2008

BNY MELLON FUNDS TRUST
-BNY Mellon New York Intermediate Tax-Exempt Bond Fund

Supplement to Prospectus dated March 31, 2008

The fund’s prospectus is to be used only in connection with the Combined Prospectus/Proxy Statement sent to shareholders of BNY Hamilton Intermediate New York Tax-Exempt Fund in respect of the proposed reorganization of that fund.

May 8, 2008

     BNY MELLON FUNDS TRUST
-BNY Mellon International Appreciation Fund

Supplement to Prospectus dated March 31, 2008

The fund’s prospectus is to be used only in connection with the Combined Prospectus/Proxy Statement sent to shareholders of BNY Hamilton International Equity Fund in respect of the proposed reorganization of that fund.